Note 6 - Employee Benefit Plans - Fair Value of Plan Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Pooled separate accounts	$ 18,471,796	$ 18,029,051
Company common stock - 31,000 shares	$ 496,000	$ 587,450